VESSELS (Tables)	12 Months Ended
Dec. 31, 2021
VESSELS [Abstract]
Vessels
Vessels consists of the carrying value of 21 and 23 vessels for the year ended December 31, 2021 and December 31, 2020, respectively. Vessels includes capitalized drydocking costs. One vessel is presented as Held for Sale as of December 31, 2021, and is presented as a disposal in the table below.

All figures in USD ‘000	2021	2020
Vessels Cost as of January 1	1,316,463	1,309,618
Additions Vessels	3,868	6,845
Disposals Vessels	(76,183)	-
Drydocking Cost as of January 1	82,227	59,949
Additions Drydocking	7,881	22,278
Disposals Drydocking	(10,061)	-
Total Cost Vessels and Drydocking	1,324,195	1,398,690
Less Accumulated Depreciation	(557,527)	(537,348)
Less Accumulated Impairment Loss on Vessels	(51,405)	-
Net Book Value Vessels as of December 31	715,263	861,342
Vessel Held for Sale	14,960	-